Property and Equipment (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment (Textual)
Property and equipment acquisitions	$ 13,077	$ 677,014
Purchase price		670,000
Total impairment expense		625,333
Depreciation expense		$ 44,667
Depreciation of computer equipment	5 years